EVENTS AFTER THE REPORTING DATE (Details)		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Tax rate		26.50%	26.50%	25.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Tax rate	25.00%